UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05634
Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2009
Date of reporting period: January 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Strategist Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2009

Total Return for the 6 Months Ended January 31, 2009

Lipper
					Barclays	Flexible
				S&P	Capital U.S.	Portfolio
				500®	Government/	Funds
Class A	Class B	Class C	Class I	Index[1]	Credit Index[2]	Index[3]
–20.61%	–20.92%	–20.90%	–20.53%	–33.95%	3.07%	–28.37%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The U.S. and other developed nations’ economic malaise migrated throughout most developed economies and emerging markets as 2008 progressed. The credit deleveraging cycle, which began with the lowest-quality consumer mortgages in the U.S., U.K. and Australia, soon spread to higher quality credits, as well as to the auto and student loan markets. The financial services industry, which had bundled and sold many of these instruments, found that residential and commercial property portfolios warehoused on their balance sheets were rapidly declining in value. By the fourth quarter, global banks, insurance companies and brokerages were fighting for their survival, while credit markets froze in the wake of the Lehman Brothers’ bankruptcy. Monetary and fiscal levers were utilized in an attempt to forestall the collapse of the global financial system, which, as January 2009 wound to a close, appeared to be headed for more direct government intervention than at any time since the Japanese experience in the 1990s or the U.S. bank crisis of the 1930s.

Performance Analysis

All share classes of Morgan Stanley Strategist Fund outperformed the S&P 500® Index (“the Index”) and the Lipper Flexible Portfolio Funds Index, and underperformed the Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit Index for the six months ended January 31, 2009, assuming no deduction of applicable sales charges.

Within our investment framework, three factors influence our core portfolio positions: the rate of inflation, the direction and magnitude of corporate profits and shifts in interest rates. On the inflation front, commodity prices and labor costs fell sharply throughout the period, as the global recession accelerated into 2009. Corporate profits, with the exception of financial services and consumer cyclicals, hit record levels in the third quarter of 2008, only to face the reality of the global capital spending slowdown during the fourth quarter. And finally, global central banks, in an attempt to head off a prolonged recession, entered uncharted territories by taking interest rates to historic low levels in rapid fashion. While often an early sign of economic renewal, the debt deleveraging that has only just begun around the world will likely keep a lid on growth for the forecastable future.

We retained our Fund’s defensive asset allocation stance throughout the period under review. Our equity portfolio, roughly 60 percent of the Fund’s total assets, was diversified throughout the ten broad sectors which make up the S&P 500® Index. Our largest sector exposures included information technology, health care and consumer staples.

The fixed income portion of the Fund, roughly 20 percent of the total Fund’s assets, maintained diversified holdings throughout the period under review. At the period’s end, the fixed income portfolio held approximately 18 percent of its assets in long-maturity U.S. government securities, 12 percent in mortgage-backed securities and 41 percent in corporate instruments. The balance of the portfolio was held in short-term cash equivalents, most of which were short duration* non-money market securities.

In summary, as of January 31, 2009, the Fund’s strategic asset allocation target stood at 60 percent equity (versus a neutral benchmark weight of 55 percent**), 20 percent fixed income (versus a neutral benchmark weight of 35 percent), and 20 percent cash and short-term investments (versus a neutral benchmark weight of 10 percent), unchanged from July 31, 2008.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

** Source: Morgan Stanley Investment Management. The “neutral weight” reflects the average allocation held by U.S. pension funds.

TOP 10 HOLDINGS as of 01/31/09
U.S. Treasury Securities	3.6%
Federal National Mortgage Association	2.4
Kraft Foods Inc. (Class A)	2.1
Oracle Corp.	2.0
Sybase, Inc.	1.8
International Business Machines Corp.	1.7
McDonald’s Corp.	1.6
St. Jude Medical, Inc.	1.5
Raytheon Co.	1.5
Colgate-Palmolive Corp.	1.4

PORTFOLIO COMPOSITION as of 01/31/09
Common Stocks	56.0%
Short-Term Investments	27.8
U.S. Government Agencies & Obligations	7.9
Corporate Notes/Bonds	7.6
Asset-Backed Securities	0.6
Other Securities	0.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., actively allocates the Fund’s assets among the major asset categories of equity securities (including depositary receipts), fixed-income securities and money market instruments. In determining which securities to buy, hold or sell for the Fund, the Investment Adviser allocates the Fund’s assets based on, among other things, its assessment of the effects of economic and market trends on different sectors of the market. There is no limit as to the percentage of assets that may be allocated to any one asset class.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/31/88)		(since 07/28/97)		(since 07/28/97)
Symbol	SRTAX		SRTBX		SRTCX		SRTDX
1 Year	(23.60)%[4]		(24.18)%[4]		(24.13)%[4]		(23.42)%[4]
	(27.61	) [5]	(27.90	) [5]	(24.87	) [5]	—

5 Years	1.29	[4]	0.53	[4]	0.57	[4]	1.54	[4]
	0.21	[5]	0.20	[5]	0.57	[5]	—

10 Years	2.30	[4]	1.69	[4]	1.53	[4]	2.54	[4]
	1.75	[5]	1.69	[5]	1.53	[5]	—

Since Inception	3.65	[4]	7.70	[4]	2.87	[4]	3.89	[4]
	3.16	[5]	7.70	[5]	2.87	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

1)	The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2)	The Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

3)	The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Flexible Portfolio Funds classification as of the date of this report.

4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/08 – 01/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			08/01/08–
	08/01/08	01/31/09	01/31/09
Class A
Actual (−20.61% return)	$1,000.00	$793.90	$4.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.57	$4.69
Class B
Actual (−20.92% return)	$1,000.00	$790.80	$7.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.79	$8.49
Class C
Actual (−20.90% return)	$1,000.00	$791.00	$7.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.79	$8.49
Class I
Actual (−20.53% return)	$1,000.00	$794.70	$3.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.83	$3.41

@	Expenses are equal to the Fund’s annualized expense ratios of 0.92%, 1.67%, 1.67% and 0.67% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.95%, 1.70%, 1.70% and 0.70% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (57.6%)
	Advertising/Marketing Services (0.5%)
106,720	Omnicom Group, Inc.	$2,762,981

	Aerospace & Defense (2.7%)
141,310	Northrop Grumman Corp.	6,799,837
162,400	Raytheon Co.	8,220,688

		15,020,525

	Airlines (1.3%)
381,540	Continental Airlines, Inc. (Class B) (a)	5,139,344
304,800	Southwest Airlines Co.	2,142,744

		7,282,088

	Aluminum (0.1%)
64,560	Alcoa, Inc.	502,922

	Biotechnology (2.8%)
89,140	Celgene Corp. (a)	4,719,963
128,290	Gilead Sciences, Inc. (a)	6,513,283
131,510	Vertex Pharmaceuticals Inc. (a)	4,346,405

		15,579,651

	Chemicals: Major Diversified (0.4%)
184,670	Dow Chemical Co. (The)	2,140,325

	Computer Communications (0.7%)
266,500	Cisco Systems, Inc. (a)	3,989,505

	Computer Peripherals (0.9%)
434,050	EMC Corp. (a)	4,791,912

	Computer Processing Hardware (1.5%)
76,555	Apple Inc. (a)	6,899,902
173,520	Dell Inc. (a)	1,648,440

		8,548,342

	Contract Drilling (0.7%)
60,550	Diamond Offshore Drilling, Inc.	3,800,118

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Department Stores (0.4%)
61,715	Kohl’s Corp. (a)	$2,265,558

	Discount Stores (0.6%)
68,835	Costco Wholesale Corp.	3,099,640

	Electric Utilities (0.3%)
51,960	American Electric Power Co., Inc.	1,628,946

	Electrical Products (0.5%)
91,640	Emerson Electric Co.	2,996,628

	Electronic Production Equipment (0.5%)
200,000	Applied Materials, Inc.	1,874,000
50,000	KLA-Tencor Corp.	1,002,000

		2,876,000

	Electronics/Appliances (0.9%)
260,000	Eastman Kodak Co.	1,177,800
187,240	Sony Corp. (ADR) (Japan)	3,598,753

		4,776,553

	Finance/Rental/Leasing (0.5%)
55,750	VISA Inc. (Class A)	2,751,263

	Financial Conglomerates (1.0%)
101,070	American Express Co.	1,690,901
460,000	Citigroup, Inc.	1,633,000
86,420	JPMorgan Chase & Co.	2,204,574

		5,528,475

	Food: Major Diversified (3.4%)
175,130	Kellogg Co.	7,651,430
411,374	Kraft Foods Inc. (Class A)	11,539,041

		19,190,471

	Forest Products (0.2%)
43,930	Weyerhaeuser Co.	1,201,046

	Home Building (0.6%)
319,000	Gafisa S.A. (ADR) (Brazil)	3,161,290

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Home Improvement Chains (0.6%)
186,950	Lowe’s Companies, Inc.	$3,415,577

	Household/Personal Care (1.4%)
121,210	Colgate-Palmolive Co.	7,883,498

	Information Technology Services (1.7%)
102,030	International Business Machines Corp.	9,351,050

	Integrated Oil (1.9%)
73,410	Exxon Mobil Corp.	5,614,397
87,980	Hess Corp.	4,892,568

		10,506,965

	Internet Retail (0.3%)
70,000	Gamestop Corp (Class A) (a)	1,734,600

	Internet Software/Services (0.6%)
10,330	Google Inc. (Class A) (a)	3,497,015

	Investment Banks/Brokers (1.4%)
100,100	Lazard Ltd. (Class A) (Bermuda)	2,652,650
377,970	Schwab (Charles) Corp. (The)	5,136,612

		7,789,262

	Investment Managers (0.7%)
177,810	Janus Capital Group, Inc.	933,503
177,200	AllianceBernstein Holding LP	3,026,576

		3,960,079

	Major Banks (0.7%)
400,985	Bank of America Corp.	2,638,481
61,480	Wells Fargo & Co.	1,161,972

		3,800,453

	Major Telecommunications (0.4%)
98,350	AT&T Inc.	2,421,377

	Media Conglomerates (0.1%)
68,130	Time Warner, Inc.	635,653

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Medical Specialties (5.3%)
81,275	Bard (C.R.), Inc.	$6,954,702
119,000	Covidien Ltd.	4,562,460
237,605	St. Jude Medical, Inc. (a)	8,641,694
189,480	Thermo Fisher Scientific, Inc. (a)	6,808,016
78,885	Zimmer Holdings, Inc. (a)	2,871,414

		29,838,286

	Miscellaneous Commercial Services (0.6%)
534,130	E-House China Holdings Ltd.	3,541,282

	Motor Vehicles (0.7%)
163,100	Honda Motor Co., Ltd. (ADR) (Japan)	3,695,846

	Oilfield Services/Equipment (1.4%)
135,700	Halliburton Co.	2,340,825
96,610	Smith International, Inc.	2,193,047
314,300	Weatherford International Ltd. (Bermuda) (a)	3,466,729

		8,000,601

	Other Consumer Services (0.2%)
106,000	eBay Inc. (a)	1,274,120

	Packaged Software (4.9%)
384,100	Microsoft Corp.	6,568,110
662,630	Oracle Corp. (a)	11,152,063
360,640	Sybase, Inc. (a)	9,849,078

		27,569,251

	Pharmaceuticals: Major (1.4%)
136,310	Johnson & Johnson	7,863,724

	Precious Metals (1.3%)
193,060	Barrick Gold Corp. (Canada)	7,237,819

	Property – Casualty Insurers (0.3%)
40,000	Chubb Corp. (The)	1,703,200

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Recreational Products (1.3%)
400,000	Activision Blizzard Inc.	$3,504,000
263,540	Mattel, Inc.	3,739,633

		7,243,633

	Restaurants (1.6%)
150,000	McDonald’s Corp.	8,703,000

	Semiconductors (1.7%)
401,230	Intel Corp.	5,175,867
586,482	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	4,422,071

		9,597,938

	Specialty Stores (0.1%)
44,490	Staples, Inc.	709,171

	Specialty Telecommunications (1.1%)
460,000	Qwest Communications International, Inc. (a)	1,481,200
551,590	Windstream Corp.	4,787,801

		6,269,001

	Steel (0.9%)
275,000	AK Steel Holding Corp. (a)	2,219,250
102,010	United States Steel Corp.	3,063,360

		5,282,610

	Telecommunication Equipment (1.2%)
400,000	Corning Inc.	4,044,000
224,120	Nokia Corp. (ADR) (Finland)	2,749,952

		6,793,952

	Tobacco (1.9%)
239,120	Altria Group, Inc.	3,955,045
181,250	Philip Morris International	6,733,437

		10,688,482

	Trucks/Construction/Farm Machinery (0.5%)
115,100	PACCAR, Inc.	3,037,489

	Wireless Telecommunications (0.9%)
373,593	Metropcs Communications Inc. (a)	5,077,129

	Total Common Stocks (Cost $323,042,523)	$323,016,302

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (8.0%)
	Accident & Health Insurance (0.0%)
$190	Travelers Co., Inc.	5	.80%	05/15/18	$187,201

	Aerospace & Defense (0.1%)
353	Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664		09/15/13	313,792

	Agricultural Commodities/Milling (0.0%)
190	Archer Daniels	5.45		03/15/18	189,112

	Airlines (0.1%)
554	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	382,370

	Beverages: Alcoholic (0.1%)
280	Diageo Capital PLC	7.375		01/15/14	307,388
300	FBG Finance Ltd. – 144A (b) (Australia)	5.125		06/15/15	256,676

					564,064

	Biotechnology (0.1%)
35	Amgen, Inc.	5.70		02/01/19	36,445
310	Amgen, Inc.	5.85		06/01/17	324,196
240	Biogen Idec Inc.	6.875		03/01/18	247,490

					608,131

	Brewery (0.0%)
185	Anheuser-Busch Inbev Wor	7.20		01/15/14	188,168

	Broadcasting (0.0%)
155	Grupo Televisa SA – 144A (b)	6.00		05/15/18	133,496

	Cable/Satellite TV (0.1%)
355	Comcast Corp.	5.70		05/15/18	345,771
125	Comcast Corp.	6.50		01/15/15	126,348

					472,119

	Casino/Gaming (0.1%)
180	MGM Mirage Inc. – 144A (b)	13.00		11/15/13	164,700
135	MGM Mirage Inc.	6.00		10/01/09	129,938

					294,638

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Chemicals: Agricultural (0.0%)
$70	Monsanto Co.	5.125%	04/15/18	$70,300

	Chemicals: Major Diversified (0.0%)
165	E.I. Du Pont de Nemours & Co.	6.00	07/15/18	169,602

	Computer Processing Hardware (0.1%)
210	Dell Inc. – 144A (b)	5.65	04/15/18	203,186
95	Hewlett-Packard Co.	5.50	03/01/18	98,673

				301,859

	Department Stores (0.1%)
710	General Electrics Cap Corp.	5.625	05/01/18	655,887

	Discount Stores (0.1%)
380	Wal Mart Stores Inc.	4.25	04/15/13	403,584
245	Wal Mart Stores Inc.	4.125	02/01/19	239,304
10	Wal Mart Stores Inc.	6.20	04/15/38	10,849
15	Wal Mart Stores Inc.	6.50	08/15/37	17,017

				670,754

	Diversified Manufacturing (0.1%)
575	Tyco Electronics Group SA	5.95	01/15/14	514,879

	Drugstore Chains (0.1%)
50	CVS Caremark Corp.	5.75	06/01/17	50,110
447	CVS Lease Pass Through – 144A (b)	6.036	12/10/28	342,193
55	Walgreen Co.	4.875	08/01/13	57,919
175	Walgreen Co.	5.25	01/15/19	175,464

				625,686

	Education (0.0%)
205	Duke University	5.15	04/01/19	211,283

	Electric Utilities (0.8%)
145	Alabama Power	5.80	11/15/13	156,330
55	Appalachian Power Co. (Series O)	5.65	08/15/12	54,761
320	Carolina Power & Light Co.	5.125	09/15/13	335,195
145	CenterPoint Energy Resources, Corp.	6.25	02/01/37	93,203
85	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	84,507
190	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	196,346
385	Consumers Energy Co. (Series H)	4.80	02/17/09	384,838

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$175	Detroit Edison Co. (The)	6.125%	10/01/10	$178,001
485	E.ON International Finance BV (Netherlands)	5.80	04/30/18	469,175
355	Electricite de France 144A (b)	6.50	01/26/19	369,013
375	Entergy Gulf States, Inc.	2.603	12/01/09	362,332
220	Ohio Edison Co.	6.40	07/15/16	206,738
415	Ohio Power Company (Series K)	6.00	06/01/16	401,397
100	PACIFICORP	5.50	01/15/19	102,938
165	Peco Energy Co.	5.35	03/01/18	162,446
160	PPL Energy Supply LLC	6.30	07/15/13	152,051
130	Public Service Co. of Colorado	6.50	08/01/38	139,827
270	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	269,637
240	Texas Eastern Transmission	7.00	07/15/32	201,428
165	Union Electric Co.	6.70	02/01/19	159,544
70	Virginia Electric & Power Co.	8.875	11/15/38	90,594

				4,570,301

	Electrical Products (0.1%)
285	Cooper Industries, Inc.	5.25	11/15/12	286,048
125	Emerson Electric Co.	4.875	10/15/19	122,056

				408,104

	Electronic Components (0.1%)
350	Philips Electronics NV	5.75	03/11/18	336,348

	Electronic Equipment/Instruments (0.0%)
225	Xerox Corp.	6.35	05/15/18	186,496

	Electronic Production Equipment (0.0%)
165	KLA-Tencor Corp.	6.90	05/01/18	125,652

	Electronics/Appliances (0.0%)
220	LG Electronics Inc. – 144A (South Korea) (b)	5.00	06/17/10	205,285

	Finance (0.0%)
165	Pearson Dollar Finance Two PLC – 144A (b)	6.25	05/06/18	141,804

	Finance/Rental/Leasing (0.1%)
375	Nationwide Building Society – 144A (United Kingdom) (b)	4.25	02/01/10	370,668
215	SLM Corp.	8.45	06/15/18	183,186

				553,854

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Financial Conglomerates (0.4%)
$370	American Express Credit Corp.	7	.30%	08/20/13	$378,877
155	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	80,600
315	Citigroup Inc.	5.875		05/29/37	243,936
30	Citigroup Inc.	6.125		11/21/17	27,179
245	Citigroup Inc.	6.125		05/15/18	222,674
55	General Electric Capital Corp. (Series MTNA)	4.75		09/15/14	52,216
330	JPMorgan Chase & Co.	4.75		05/01/13	327,759
675	JPMorgan Chase & Co.	6.00		01/15/18	678,914
150	Prudential Financial, Inc.	6.625		12/01/37	112,256

					2,124,411

	Food Retail (0.1%)
75	Delhaize America, Inc.	9.00		04/15/31	86,118
160	Delhaize America, Inc.	5.875		02/01/14	161,647
100	Kroger Co. (The)	5.00		04/15/13	100,049
80	Kroger Co. (The)	6.40		08/15/17	81,231
80	McDonalds Corp.	5.70		02/01/39	82,872
40	McDonalds Corp.	6.30		10/15/37	43,941

					555,858

	Food: Major Diversified (0.2%)
160	ConAgra Foods, Inc.	7.00		10/01/28	156,558
135	ConAgra Foods, Inc.	8.25		09/15/30	148,430
180	General Mills Inc.	5.25		08/15/13	184,474
120	General Mills Inc.	5.65		02/15/19	122,629
35	Kraft Foods Inc.	6.125		02/01/18	35,751
345	Kraft Foods Inc.	6.125		08/23/18	352,725
15	Kraft Foods Inc.	6.75		02/19/14	16,269

					1,016,836

	Foods & Beverages (0.0%)
190	Dr Pepper Snapple Group – 144A (b)	6.82		05/01/18	180,076

	Gas Distributors (0.2%)
90	Equitable Resources Inc.	6.50		04/01/18	80,432
205	NiSource Finance Corp.	6.80		01/15/19	146,883
325	NiSource Finance Corp.	2.723		11/23/09	307,096
305	Questar Market Resources Inc.	6.80		04/01/18	282,193

					816,604

	Home Improvement Chains (0.1%)
295	Home Depot Inc.	5.40		03/01/16	268,629

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Hotels/Resorts/Cruiselines (0.0%)
$240	Starwood Hotels & Resorts	6	.75%	05/15/18	$161,045

	Household/Personal Care (0.0%)
85	Procter & Gamble Co.	4.60		01/15/14	90,075

	Industrial Conglomerates (0.2%)
1,205	General Electric Co.	5.25		12/06/17	1,142,236
210	Honeywell International Inc.	5.30		03/01/18	210,516

					1,352,752

	Industrial Machinery (0.0%)
195	Parker-Hannifin Corp.	5.50		05/15/18	180,769

	Information Technology Services (0.1%)
300	IBM Corp.	7.625		10/15/18	355,708

	Insurance Brokers/Services (0.1%)
585	Catlin Insurance Co., Ltd. – 144A (Bahamas) (b)	7.249		12/31/49	139,431
440	Farmers Exchange Capital – 144A (b)	7.05		07/15/28	256,902

					396,333

	Integrated Oil (0.2%)
425	ConocoPhillips	5.20		05/15/18	419,890
80	ConocoPhillips	5.75		02/01/19	79,461
115	Marathon Oil Corp.	5.90		03/15/18	99,805
260	Marathon Oil Corp.	6.00		10/01/17	232,229
185	Petro-Canada	6.05		05/15/18	152,755

					984,140

	International Banks (0.0%)
195	UBS AG	5.875		12/20/17	174,598

	Investment Banks/Brokers (0.5%)
305	Bear Stearns Companies Inc. (The)	7.25		02/01/18	325,196
280	Bear Stearns Companies Inc. (The)	6.40		10/02/17	282,095
605	Goldman Sachs Group Inc. (The)	6.75		(e)	461,104
735	Goldman Sachs Group Inc. (The)	6.15		04/01/18	672,293
680	Merrill Lynch & Co., Inc. (Series MTN)	6.875		04/25/18	655,742
275	NYSE Euronext	4.80		06/28/13	267,689

					2,664,119

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Life/Health Insurance (0.0%)
$225	MetLife Inc.	6	.817(c)%	08/15/18	$228,963

	Major Banks (0.8%)
545	Bank of America Corp.	5.65		05/01/18	494,452
640	Bank of America Corp.	5.75		12/01/17	584,824
255	Bank of New York Mellon Corp. (Series MTN)	4.50		04/01/13	254,635
160	Bank of New York Mellon Corp.	5.125		08/27/13	163,186
100	Credit Suisse New York (Switzerland)	5.00		05/15/13	96,962
290	Credit Suisse New York (Switzerland)	6.00		02/15/18	266,129
110	Credit Suisse USA Inc. (Switzerland)	5.125		08/15/15	101,284
385	HBOS Treasury Services PLC – 144A (United Kingdom) (b)	6.75		05/21/18	340,667
280	HSBC Finance Corp.	6.75		05/15/11	285,577
100	MBNA Capital I (Series A)	8.278		12/01/26	76,858
295	Popular North America, Inc. (Series F)	5.65		04/15/09	293,295
805	Wachovia Capital Trust III	5	.80(e)		410,717
170	Wachovia Corp.	5.50		05/01/13	175,378
685	Wells Fargo Co.	5.625		12/11/17	672,182

					4,216,146

	Major Telecommunications (0.7%)
235	AT&T Corp.	8.00		11/15/31	279,630
140	AT&T Inc.	6.55		02/15/39	139,941
60	AT&T Inc.	5.60		05/15/18	59,999
570	AT&T Inc.	6.30		01/15/38	558,608
150	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	185,578
270	France Telecom S.A. (France)	8.50		03/01/31	345,940
195	Rogers Communications	6.80		08/15/18	203,192
150	SBC Communications, Inc.	6.15		09/15/34	143,425
175	Sprint Capital Corp.	8.75		03/15/32	108,252
65	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	56,416
145	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	134,492
210	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	204,076
80	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	76,620
345	Telefonica Europe BV (Netherlands)	8.25		09/15/30	403,236
485	Verizon Communications	5.50		02/15/18	474,238
150	Verizon Communications	8.95		03/01/39	185,313
315	Verizon Wireless Capital	5.55		02/01/14	312,975

					3,871,931

	Managed Health Care (0.0%)
230	UnitedHealth Group Inc.	6.00		02/15/18	223,527

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Marine Shipping (0.0%)
$225	Union Pacific Corp.	7	.875%	01/15/19	$249,744

	Media Conglomerates (0.3%)
290	Time Warner Cable Inc.	6.75		07/01/18	283,695
195	Time Warner Cable Inc.	8.75		02/14/19	217,515
555	Time Warner, Inc.	5.875		11/15/16	525,301
345	Viacom, Inc.	6.875		04/30/36	254,539
255	Vivendi – 144A (France) (b)	6.625		04/04/18	220,280

					1,501,330

	Medical Specialties (0.1%)
65	Baxter International	5.375		06/01/18	67,210
280	Covidien International Finance	6.00		10/15/17	285,305

					352,515

	Miscellaneous (0.1%)
190	AES Corporation – 144A (b)	8.75		05/15/13	191,425

	Motor Vehicles (0.1%)
250	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	225,304
185	Harley-Dacidson Funding – 144A (b)	6.80		06/15/18	111,475

					336,779

	Multi-Line Insurance (0.1%)
790	AIG SunAmerica Global Financing VI – 144A (b)	6.30		05/10/11	711,158
405	Two-Rock Pass Through – 144A (Bahamas) (b)	3	.743(c)	(d)	8,606

					719,764

	Oil & Gas Pipelines (0.1%)
89	Colorado Interstate Gas Co.	6.80		11/15/15	83,438
100	GAZ Capital SA – 144A (luxembourg) (b)	6.51		03/07/22	61,500
165	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	143,138
395	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	276,255
190	TransCanada Pipelines	6.50		08/15/18	193,108

					757,439

	Oil & Gas Production (0.1%)
155	Devon Financing Corp.	7.875		09/30/31	164,691
305	XTO Energy Inc.	5.50		06/15/18	280,514

					445,205

	Oil Refining/Marketing (0.0%)
255	Valero Energy Corp.	3.50		04/01/09	253,949

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Oilfield Services/Equipment (0.0%)
$190	Weatherford International Inc.	6	.00%	03/15/18	$151,951

	Other Metals/Minerals (0.1%)
565	Brascan Corp. (Canada)	7.125		06/15/12	384,200
165	Rio Tinto Finance (USA) Ltd. (Australia)	6.50		07/15/18	138,747

					522,947

	Packaged Software (0.1%)
330	Oracle Corp.	5.75		04/15/18	343,964

	Pharmaceuticals: Major (0.2%)
260	Astrazeneca PLC	5.90		09/15/17	280,178
15	Astrazeneca PLC	6.45		09/15/37	16,593
370	Bristol-Myers Squibb	5.45		05/01/18	384,531
335	GlaxoSmithKline Capital Inc.	5.65		05/15/18	359,600
130	Wyeth	5.45		04/01/17	132,086
25	Wyeth	5.50		02/15/16	26,155

					1,199,143

	Property – Casualty Insurers (0.2%)
225	ACE INA Holdings Inc.	5.60		05/15/15	213,138
420	Berkshire Hathaway Finance – 144A (b)	5.40		05/15/18	428,765
60	Chubb Corp.	5.75		05/15/18	59,102
215	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	149,390
465	Xlliac Global Funding – 144A (b)	4.80		08/10/10	414,905

					1,265,300

	Railroads (0.1%)
255	Burlington Santa Fe Corp.	6.125		03/15/09	255,562
70	Canadian National Railway Co.	5.55		05/15/18	66,492
160	Korea Railroad Corp. – 144A (b)	5.375		05/15/13	142,545
135	Norfolk Southern Corp.	5.75		01/15/16	133,088

					597,687

	Restaurants (0.1%)
55	McDonalds Corp.	5.00		02/01/19	56,677
280	Tricon Global Restaurants, Inc.	8.875		04/15/11	295,329

					352,006

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Savings Banks (0.1%)
$355	Household Finance Corp.	6	.375%	10/15/11	$365,518
475	Sovereign Bancorp, Inc.	1	.728(c)	03/23/10	430,441

					795,959

	Services to the Health Industry (0.0%)
230	Medco Health Solutions	7.125		03/15/18	222,663

	Steel (0.0%)
290	Arcelormittal – 144A (Luxembourg) (b)	6.125		06/01/18	227,273

	Tobacco (0.1%)
175	Bat International Finance PLC	9.50		11/15/18	192,300
330	Phillip Morris International	5.65		05/16/18	330,795
160	Reynolds American Inc.	6.50		07/15/10	158,756

					681,851

	Trucks/Construction/Farm Machinery (0.1%)
95	Caterpillar Financial Services	4.90		08/15/13	95,073
185	John Deere Capital Corp.	5.75		09/10/18	182,475

					277,548

	Wireless Telecommunications (0.1%)
255	Vodafone Group PLC	5.625		02/27/17	248,643

	Total Corporate Bonds (Cost $48,479,433)				44,638,790

	U.S. Government Agencies – Mortgage-Backed Securities (2.2%)
	Federal Home Loan Mortgage Corp.
350		5.00		02/15/39	355,414
46		7.50		10/01/32	49,331
	Federal Home Loan Mortgage Corp. (PC) Gold
458		6.50		07/01/29 – 05/01/32	481,278
23		7.50		01/01/30	24,305
	Federal National Mortgage Association
2,700		5.00		(f)	2,745,141
5,150		5.50		(f)	5,271,509
1,000		6.00		02/15/39	1,030,781
157		6.50		12/01/29	165,287

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$1,168		7	.00%	12/01/17 – 02/01/31	$1,241,728
230		7.50		11/01/29 – 05/01/32	245,060
886		8.00		05/01/26 – 02/01/32	941,651

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $12,609,171)				12,551,485

	U.S. Government Agencies & Obligations (5.9%)
	Federal Home Loan Mortgage Corp.
1,800		2.50		01/07/14	1,798,967
3,672		4.875		06/13/18	3,998,948
150		5.00		05/11/17	162,916
160		5.125		11/17/17	176,175
4,945		5.50		08/23/17	5,550,090
	Federal National Mortgage Association
500		6.75		03/15/31	655,184
	U.S. Treasury Bond
300		4.50		02/15/36	340,219
2,870		4.50		05/15/38	3,333,686
408		8.75		05/15/17	572,284
999		8.875		08/15/17	1,417,020
163		9.125		05/15/18	239,470
	U.S. Treasury Note
500		5.375		02/15/31	606,875
729		3.75		11/15/18	785,274
1,509		1.50		12/31/13	1,487,427
1,400		1.75		01/31/14	1,392,346
	U.S. Treasury Strip
5,790		0.00		11/15/19	3,830,166
2,790		0.00		05/15/21	1,695,346
3,685		0.00		11/15/21	2,186,023
4,320		0.00		11/15/21	2,557,587

	Total U.S. Government Agencies & Obligations (Cost $31,928,984)				32,786,003

	Asset-Backed Securities (0.6%)
	Capital Auto Receivables Asset Trust
784	2006-2 A3A	4.98		05/15/11	766,359
572	2007-SN1 A3B	0	.393(c)	07/15/10	541,064
245	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	238,952
24	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	23,689

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$300	CIT Equipment Collateral 2006-VT2 A3	5	.07%	02/20/10	$299,424
35	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	34,482
388	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	386,925
	Harley Davidson Motorcycle Trust
558	2005-3 A2	4.41		06/15/12	539,745
381	2005-2 A2	4.07		02/15/12	369,758
117	Hertz Vehicle Financing LLC 2005-2A A2 – 144A*	4.93		02/25/10	116,255

	Total Asset-Backed Securities (Cost $3,403,427)				3,316,653

	Collateralized Mortgage Obligations (0.2%)
	U.S. Government Agencies (0.2%)
557	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	0	.539(c)	09/25/45	288,393
	Federal National Mortgage Association
842	2006-28 1A1	0	.499(c)	03/25/36	745,934
2,427	2005-68 XI (IO) (g)	6.00		08/25/35	198,607

	Total U.S. Government Agencies				1,232,934

	Private Issues (0.0%)
450	American Home Mortgage Investment Trust 2006-1 1M1 (g)	0	.769(c)	03/25/46	2,430
350	Harborview Mortgage Loan Trust 2006-SB1 M1 (g)	0	.714(c)	12/19/36	1,400
500	Master Adjustable Rate Mortgages Trust 2007-3 1M1 (g)	1	.239(c)	05/25/47	2,200

	Total Private Issues				6,030

	Total Collateralized Mortgage Obligations (Cost $2,826,237)				1,238,964

	Foreign Government Obligation (0.1%)
655	Brazilian Government Interational Bond (Cost $668,104)	6.00		01/17/17	651,725

	Investment Trust/Mutual Funds(1.1%)
252,700	Ishares FTSE/Xinhua China 25 Index Fund (Cost $7,329,083)				6,345,297

NUMBER OF
CONTRACTS

	Call Options Purchased (0.0%)
205	90 day Euro $ Futures September/2009 @ 97.75 (Cost $158,656)				98,656

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Short-Term Investments (29.2%)
	U.S. Government Obligations (h) (i) (0.9%)
$5,249	U.S. Treasury Bills (Cost $5,246,912)	0	.04–0.33%	05/15/09	$5,246,777

NUMBER OF
SHARES (000)

	Investment Company (j) (28.3%)
158,738	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $158,737,704)		158,737,704

	Total Short-Term Investments (Cost $163,984,616)		163,984,481

	Total Investments (Cost $594,430,234) (k) (l)	104.9%	588,628,356
	Total Written Options Outstanding (Premiums received $48,106)	(0.0)	(28,669)
	Liabilities in Excess of Other Assets	(4.9)	(27,464,315)

	Net Assets	100.0%	$561,135,372

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2009.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	Floating rate security. Rate shown is the rate in effect at January 31, 2009.
(d)	Foreign security issued with perpetual maturity.
(e)	Security issued with perpetual maturity.
(f)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(g)	Securities with a total market value of $204,637 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See note 9.
(h)	A portion of this security has been physically segregated in connection with open future contracts in the amount of $408,185.
(i)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(j)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(k)	Securities have been designated as collateral in amount equal to $76,423,578 in connection with open futures and swap contracts.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $59,833,937 and the aggregate gross unrealized depreciation is $65,616,378, resulting in net unrealized depreciation of $5,782,441.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

Options Written as of January 31, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE
108	90 day Euro$ Futures	98.25	September 2009	$33,263	$19,575
97	90 day Euro$ Futures	98.50	September 2009	14,843	9,094

					$28,669

Futures Contracts Open at January 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
126	Long	U.S.Treasury Notes 2 Year, March 2009	$27,420,750	$111,031
133	Long	U.S.Treasury Notes 5 Year, March 2009	15,716,860	(92,079)
29	Long	U.S.Treasury Bonds 20 Year, March 2009	3,674,391	(317,018)
63	Short	U.S.Treasury Notes 10 Year, March 2009	(7,727,344)	139,140

		Net Unrealized Depreciation		$(158,926)

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

Interest Rate Swap Contracts Open at January 31, 2009:

	NOTIONAL		PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT		RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)		BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America N.A.***		$3,030	Fixed Rate 5.07%	Floating Rate 0.00#%	April 14, 2018	$185,406
Bank of America N.A.***		2,420	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	139,344
Bank of America N.A.		3,223	Fixed Rate 5.37	Floating Rate 3.08#	February 12, 2018	242,531
Bank of America N.A.***		11,978	Fixed Rate 4.779	Floating Rate 0.00#	October 10, 2018	533,979
Bank of America N.A.***		14,692	Fixed Rate 5.558	Floating Rate 0.00#	July 24, 2023	731,221
Bank of America N.A.***		9,481	Fixed Rate 4.798	Floating Rate 0.00#	October 7, 2023	232,858
Bank of America N.A.***		5,420	Fixed Rate 3.44	Floating Rate 0.00#	October 7, 2023	(107,533)
Goldman Sachs International***		10,920	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	934,643
Goldman Sachs International***		4,741	Fixed Rate 4.79	Floating Rate 0.00#	October 7, 2023	115,244
JPMorgan Chase Bank N.A. New York		5,290	Fixed Rate 3.507	Floating Rate 0.00#	January 13, 2024	(93,210)
Merrill Lynch & Co		3,230	Fixed Rate 5.00	Floating Rate 0.00#	April 15, 2018	188,309
Bank of America N.A.***	EUR	5,498	Fixed Rate 4.415	Floating Rate 0.00ˆ	October 7, 2018	(16,613)
Deutsche Bank AG Frankfurt***		8,255	Fixed Rate 4.958	Floating Rate 0.00ˆ	July 24, 2018	212,872
Deutsche Bank AG Frankfurt***		2,080	Fixed Rate 5.268	Floating Rate 0.00ˆ	July 3, 2023	36,619
Deutsche Bank AG Frankfurt***		9,765	Fixed Rate 5.239	Floating Rate 0.00ˆ	July 9, 2023	160,664
Deutsche Bank AG Frankfurt***		8,875	Fixed Rate 5.24	Floating Rate 0.00ˆ	July 10, 2023	146,475
Bank of America N.A.***		$3,880	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(181,894)
Bank of America N.A.***		2,870	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(125,763)
Bank of America N.A.***		11,442	Floating Rate 0.00#	Fixed Rate 5.38	July 24, 2018	(813,869)
Bank of America N.A.		2,340	Floating Rate 0.00#	Fixed Rate 3.115	January 13, 2019	57,353
Bank of America N.A.***		7,580	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(345,180)
Bank of America N.A.***		1,280	Floating Rate 0.00#	Fixed Rate 2.905	January 13, 1939	49,203
Bank of America N.A.		4,138	Floating Rate 0.000#	Fixed Rate 5.815	February 12, 2023	(243,604)
Bank of America N.A.		2,722	Floating Rate 0.000#	Fixed Rate 4.243	October 10, 2038	(444,639)
Bank of America N.A.***	EUR	6,900	Floating Rate 0.00ˆ	Fixed Rate 4.39	October 7, 2023	112,377
Barclays Bank***		$4,320	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2019	(389,517)
Barclays Bank***		3,685	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2021	(358,279)
Deutsche Bank AG Frankfurt***	EUR	1,660	Floating Rate 0.00ˆ	Fixed Rate 4.934	July 1, 2018	(41,998)
Deutsche Bank AG Frankfurt***		7,785	Floating Rate 0.00ˆ	Fixed Rate 4.861	July 9, 2018	(166,862)

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Deutsche Bank AG Frankfurt***	7,065	Floating Rate 0.00ˆ	Fixed Rate 4.86	July 10, 2018	(150,886)
Deutsche Bank AG Frankfurt***	10,360	Floating Rate 0.00ˆ	Fixed Rate 5.188	July 24, 2023	(150,025)
Goldman Sachs International***	$3,789	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(172,551)
Goldman Sachs International***	14,010	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(928,863)
JPMorgan Chase Bank N.A. New York***	1,250	Floating Rate 0.00#	Fixed Rate 2.977	January 13, 2039	41,737
JPMorgan Chase Bank N.A. New York***	2,280	Floating Rate 0.00#	Fixed Rate 3.147	January 13, 2019	52,918
JPMorgan Chase Bank N.A. New York***	2,790	Floating Rate 0.000#	Fixed Rate 0.000**	May 15, 2021	(281,018)
JPMorgan Chase Bank N.A. New York***	4,320	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2021	(399,044)
Merrill Lynch & Co	4,030	Floating Rate 0.00#	Fixed Rate 5.395	April 15, 2023	(178,650)
UBS AG***	1,470	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2019	(111,805)

	Net Unrealized Depreciation				$(1,528,050)

EUR	Euro.
#	Floating rate based on USD-3 Month LIBOR.
ˆ	Floating rate based on EUR-6 Month EURIBOR.
**	Portfolio will make payments of $1,650,364, $1,675,253, $1,221,824, $1,675,253 and $550,203, respectively on termination date.
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

Credit Default Swap Contracts Open at January 31, 2009:

								CREDIT
		NOTIONAL						RATING OF
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	APPRECIATION	PAYMENTS	VALUE	OBLIGATION†
								(Unaudited)
JPMorgan Chase & Co. Nordstrom Inc.	Buy	$210	1.07%	March 20, 2018	$55,006	—	55,006	A−
Bank of America CDX-NAIGS11V1-5Y	Buy	4,250	1.50	December 20, 2013	15,067	—	15,067	NR
Bank of America Sealed Air Corp.	Buy	90	1.12	March 20, 2018	17,264	—	17,264	BB+

	Total Credit Default Swaps				$87,337

†	Credit ratings as issued by Standard and Poor’s.
NR	Not rated

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Statements

Statement of Assets and Liabilities
January 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $435,692,530)	$429,890,652
Investment in affiliate, at value (cost $158,737,704)	158,737,704
Unrealized depreciation on open swap contracts	4,261,091
Cash	145,471
Receivable for:
Investments sold	12,532,404
Interest	1,016,806
Dividends	235,650
Shares of beneficial interest sold	170,273
Dividends from affiliate	101,539
Periodic interest payment on open swap contracts	26,200
Foreign withholding taxes reclaimed	22,837
Prepaid expenses and other assets	27,267

Total Assets	607,167,894

Liabilities:
Written call options outstanding, at value (premiums received $48,106)	28,669
Unrealized depreciation on open swap contracts	5,701,804
Payable for:
Investments purchased	33,439,304
Shares of beneficial interest redeemed	776,629
Distribution fee	208,413
Investment advisory fee	173,171
Transfer agent fee	48,774
Administration fee	39,249
Periodic interest payment on open swap contracts	37,722
Premium received on swap contracts	102,197
Swap contracts collateral due to brokers	5,232,000
Accrued expenses and other payables	244,590

Total Liabilities	46,032,522

Net Assets	$561,135,372

Composition of Net Assets:
Paid-in-capital	$611,360,925
Net unrealized depreciation	(7,381,615)
Accumulated undistributed net investment income	2,194,042
Accumulated net realized loss	(45,037,980)

Net Assets	$561,135,372

Class A Shares:
Net Assets	$400,756,421
Shares Outstanding (unlimited authorized, $.01 par value)	28,360,057
Net Asset Value Per Share	$14.13

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$14.91

Class B Shares:
Net Assets	$101,004,604
Shares Outstanding (unlimited authorized, $.01 par value)	7,117,575
Net Asset Value Per Share	$14.19

Class C Shares:
Net Assets	$34,534,014
Shares Outstanding (unlimited authorized, $.01 par value)	2,454,935
Net Asset Value Per Share	$14.07

Class I Shares:
Net Assets	$24,840,333
Shares Outstanding (unlimited authorized, $.01 par value)	1,755,106
Net Asset Value Per Share	$14.15

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Statements continued

Statement of Operations
For the six months ended January 31, 2009 (unaudited)

Net Investment Income:
Income
Dividends (net of $71,266 foreign withholding tax)	$3,858,462
Interest	3,748,022
Dividends from affiliate	1,420,631

Total Income	9,027,115

Expenses
Investment advisory fee	1,343,630
Distribution fee (Class A shares)	548,935
Distribution fee (Class B shares)	676,303
Distribution fee (Class C shares)	190,627
Transfer agent fees and expenses	456,682
Administration fee	255,929
Shareholder reports and notices	69,685
Professional fees	41,946
Custodian fees	20,663
Registration fees	15,090
Trustees’ fees and expenses	10,453
Other	20,084

Total Expenses	3,650,027
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(90,338)

Net Expenses	3,559,689

Net Investment Income	5,467,426

Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(26,492,554)
Futures contracts	(427,294)
Option contracts	107,111
Swap contracts	6,761,053
Foreign exchange transactions	(10,692)

Net Realized Loss	(20,062,376)

Change in Unrealized Appreciation/Depreciation on:
Investments	(132,121,057)
Futures contracts	(285,189)
Swap contracts	(4,247,215)
Option contracts	(60,423)
Net translation of other assets and liabilities denominated in foreign currencies	(2,395)

Net Change in Unrealized Appreciation/Depreciation	(136,716,279)

Net Loss	(156,778,655)

Net Decrease	$(151,311,229)

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JANUARY 31, 2009	JULY 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,467,426	$17,749,069
Net realized gain (loss)	(20,062,376)	20,912,376
Net change in unrealized appreciation/depreciation	(136,716,279)	(73,452,164)

Net Decrease	(151,311,229)	(34,790,719)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(4,979,479)	(13,108,531)
Class B shares	(976,744)	(3,878,324)
Class C shares	(289,493)	(822,389)
Class I shares	(327,684)	(1,369,847)
Net realized gain
Class A shares	(1,409,211)	(32,415,834)
Class B shares	(400,944)	(14,658,763)
Class C shares	(120,457)	(2,856,966)
Class I shares	(90,001)	(3,877,507)

Total Dividends and Distributions	(8,594,013)	(72,988,161)

Net decrease from transactions in shares of beneficial interest	(31,206,859)	(84,641,818)

Net Decrease	(191,112,101)	(192,420,698)
Net Assets:
Beginning of period	752,247,473	944,668,171

End of Period (Including accumulated undistributed net investment income of $2,194,042 and $3,300,016, respectively)	$561,135,372	$752,247,473

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Strategist Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

During the six months ended January 31, 2009, the Fund assessed a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid asked price; (7) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in written options for the six months ended January 31, 2009 were as follows:

	CONTRACT
	AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	313	$155,671
Options written	306	98,338
Options closed	101	50,232
Options written, outstanding at end of period	205	48,106

F. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Swaps — The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1” and “FIN 45-4”), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.

The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap.

The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

H. Securities Lending — Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

lending agent. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of January 31, 2009, there were no securities out on loan.

I. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended July 31, 2008, remains subject to examination by taxing authorities.

J. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreement
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion; and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

Effective October 23, 2006, the Investment Adviser has agreed to cap the Fund’s total operating expenses, to the extent that such total operating expenses exceed 0.92%, 1.67%, 1.64% and 0.67% for Class A, Class B, Class C and Class I, respectively, for a period of two years.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,817,853 at January 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $411, $101,395 and $3,071, respectively and received $44,842 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2009, advisory fees paid were reduced by $90,338 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $1,420,631 for the six months ended January 31, 2009. During the year ended January 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $135,328,706 and $119,007,480, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for six months ended January 31, 2009 aggregated $208,236,777, and $231,596,352, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $120,982,842 and $140,831,116, respectively.

For six months ended January 31, 2009, the Fund incurred brokerage commissions of $83,234 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended January 31, 2009, included in Trustees’ fees and expenses in the Statement of Operations amounted to $72,506. At January 31, 2009, the Fund had an accrued pension liability of $4,199, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Purposes of and Risks Relating to Certain Financial Instruments
For hedging and investment purposes, the Fund may engage in transactions in listed and over-the counter options and interest rate futures or in the case of forward contracts, to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities (“derivative instruments”). These derivative instruments involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. (“FNMA”) and Federal Home Loan Mortgage Corp. (FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by subprime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather they are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts and future contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2008, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures contracts, capital loss deferrals on straddles and wash sales and book amortization of discounts on debt securities.

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JANUARY 31, 2009		JULY 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,095,016	$47,059,137	2,676,572	$51,792,190
Conversion from Class B	256,652	4,046,110	973,963	18,843,355
Reinvestment of dividends and distributions	410,846	6,262,677	2,119,001	41,407,153
Redeemed	(3,312,282)	(51,255,385)	(4,768,148)	(93,089,784)

Net increase – Class A	450,232	6,112,539	1,001,388	18,952,914

CLASS B SHARES
Sold	526,885	8,121,982	839,251	16,410,483
Conversion to Class A	(255,561)	(4,046,110)	(970,523)	(18,843,355)
Reinvestment of dividends and distributions	87,959	1,341,664	830,935	16,346,082
Redeemed	(2,911,233)	(45,270,157)	(4,425,092)	(86,661,307)

Net decrease – Class B	(2,551,950)	(39,852,621)	(3,725,429)	(72,748,097)

CLASS C SHARES
Sold	295,410	4,397,808	399,259	7,644,804
Reinvestment of dividends and distributions	26,764	403,740	173,411	3,381,018
Redeemed	(349,998)	(5,384,041)	(442,862)	(8,602,446)

Net increase (decrease) – Class C	(27,824)	(582,493)	129,808	2,423,376

CLASS I SHARES
Sold	504,429	7,548,834	421,814	8,246,091
Reinvestment of dividends and distributions	27,359	415,524	251,969	4,950,989
Redeemed	(314,030)	(4,848,642)	(2,377,827)	(46,467,091)

Net increase (decrease) – Class I	217,758	3,115,716	(1,704,044)	(33,270,011)

Net decrease in Fund	(1,911,784)	$(31,206,859)	(4,298,277)	$(84,641,818)

9. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$588,529,700	$497,502,149	$90,822,914	$204,637
Other Financial Instruments*	(1,529,652)	(88,939)	(1,440,713)	—

Total	$587,000,048	$497,413,210	$89,382,201	$204,637

*	Other financial instruments include futures, options and swap contracts.

Morgan Stanley Strategist Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN
SECURITIES
Beginning Balance
Net purchases (sales)	$6,736,580
Transfers in and/or out	(5,353,273)
Change in unrealized appreciation/depreciation	(672,988)
Realized gains (losses)	7,943,061
Ending Balance	(8,448,743)

$204,637

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2009	$(18,259)

10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not been determined.

Morgan Stanley Strategist Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.07		$20.57		$19.74		$18.31	$16.28	$14.72

Income (loss) from investment operations:
Net investment income(1)	0.15		0.45		0.50		0.34	0.27	0.20
Net realized and unrealized gains (loss)	(3.86)		(1.23)		2.07		1.40	2.03	1.58

Total income (loss) from investment operations	(3.71)		(0.78)		2.57		1.74	2.30	1.78

Less dividends and distributions from:
Net investment income	(0.18)		(0.49)		(0.51)		(0.31)	(0.27)	(0.22)
Net realized gain	(0.05)		(1.23)		(1.23)		—	—	—

Total dividends and distributions	(0.23)		(1.72)		(1.74)		(0.31)	(0.27)	(0.22)

Net asset value, end of period	$14.13		$18.07		$20.57		$19.74	$18.31	$16.28

Total Return(2)	(20.61	)%(5)	(4.27)%		13.30%		9.60%	14.23%	12.10%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.92	%(4)(6)	0.90	%(4)	0.92	%(4)	0.93%	0.93%	0.95%
Net investment income	1.90	%(4)(6)	2.3	%(4)	2.44	%(4)	1.78%	1.48%	1.24%
Supplemental Data:
Net assets, end of period, in thousands	$400,756		$504,350		$553,395		$483,553	$510,016	$58,968
Portfolio turnover rate	42	%(5)	42%		42%		43%	48%	42%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.03% for the six months ended January 31, 2009, 0.02% for the year ended July 31, 2008 and less than 0.005% for year ended July 31, 2007.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.14		$20.63		$19.79		$18.36	$16.29	$14.73

Income (loss) from investment operations:
Net investment income(1)	0.09		0.30		0.35		0.19	0.11	0.08
Net realized and unrealized gain (loss)	(3.87)		(1.23)		2.07		1.41	2.08	1.58

Total income (loss) from investment operations	(3.78)		(0.93)		2.42		1.60	2.19	1.66

Less dividends and distributions from:
Net investment income	(0.12)		(0.33)		(0.35)		(0.17)	(0.12)	(0.10)
Net realized gain	(0.05)		(1.23)		(1.23)		—	—	—

Total dividends and distributions	(0.17)		(1.56)		(1.58)		(0.17)	(0.12)	(0.10)

Net asset value, end of period	$14.19		$18.14		$20.63		$19.79	$18.36	$16.29

Total Return(2)	(20.92	)%(5)	(5.02)%		12.50%		8.72%	13.49%	11.24%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.67	%(4)(6)	1.66	%(4)	1.67	%(4)	1.68%	1.68%	1.71%
Net investment income	1.15	%(4)(6)	1.54	%(4)	1.69	%(4)	1.03%	0.73%	0.48%
Supplemental Data:
Net assets, end of period, in millions	$101		$175		$276		$303	$398	$971
Portfolio turnover rate	42	%(5)	42%		42%		43%	48%	42%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.03% for the six months ended January 31, 2009, 0.02% for the year ended July 31, 2008 and less than 0.005% for year ended July 31, 2007.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.99		$20.48		$19.66		$18.24	$16.21	$14.66

Income (loss) from investment operations:
Net investment income(1)	0.09		0.30		0.35		0.20	0.13	0.08
Net realized and unrealized gain (loss)	(3.84)		(1.22)		2.06		1.40	2.04	1.57

Total income (loss) from investment operations	(3.75)		(0.92)		2.41		1.60	2.17	1.65

Less dividends and distributions from:
Net investment income	(0.12)		(0.34)		(0.36)		(0.18)	(0.14)	(0.10)
Net realized gain	(0.05)		(1.23)		(1.23)		—	—	—

Total dividends and distributions	(0.17)		(1.57)		(1.59)		(0.18)	(0.14)	(0.10)

Net asset value, end of period	$14.07		$17.99		$20.48		$19.66	$18.24	$16.21

Total Return(2)	(20.90	)%(5)	(4.94)%		12.47%		8.79%	13.44%	11.25%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.67	%(4)(6)	1.64	%(4)(7)	1.64	%(4)(7)	1.64%	1.65%	1.71%
Net investment income	1.15	%(4)(6)	1.56	%(4)(7)	1.72	%(4)(7)	1.07%	0.76%	0.48%
Supplemental Data:
Net assets, end of period, in thousands	$34,534		$44,664		$48,192		$39,887	$41,621	$41,697
Portfolio turnover rate	42	%(5)	42%		42%		43%	48%	42%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.03% for the six months ended January 31, 2009, 0.02% for the year ended July 31, 2008 and less than 0.005% for year ended July 31, 2007.
(5)	Not Annualized.
(6)	Annualized.
(7)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.65% and 1.55% for the year ended July 31, 2008 and 1.67% and 1.69% for the year ended July 31, 2007.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.10		$20.59		$19.76		$18.34	$16.29	$14.73

Income (loss) from investment operations:
Net investment income(1)	0.17		0.51		0.55		0.39	0.30	0.24
Net realized and unrealized gain (loss)	(3.87)		(1.23)		2.07		1.39	2.06	1.58

Total income (loss) from investment operations	(3.70)		(0.72)		2.62		1.78	2.36	1.82

Less dividends and distributions from:
Net investment income	(0.20)		(0.54)		(0.56)		(0.36)	(0.31)	(0.26)
Net realized gain	(0.05)		(1.23)		(1.23)		—	—	—

Total dividends and distributions	(0.25)		(1.77)		(1.79)		(0.36)	(0.31)	(0.26)

Net asset value, end of period	$14.15		$18.10		$20.59		$19.76	$18.34	$16.29

Total Return(2)	(20.53	)%(5)	(4.02)%		13.62%		9.80%	14.60%	12.37%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.67	%(4)(6)	0.66	%(4)	0.67	%(4)	0.68%	0.68%	0.71%
Net investment income	2.15	%(4)(6)	2.54	%(4)	2.69	%(4)	2.03%	1.73%	1.48%
Supplemental Data:
Net assets, end of period, in thousands	$24,840		$27,823		$66,753		$58,521	$58,707	$60,177
Portfolio turnover rate	42	%(5)	42%		42%		43%	48%	42%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.03% for the six months ended January 31, 2009, 0.02% for the year ended July 31, 2008 and less than 0.005% for year ended July 31, 2007.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

Morgan Stanley Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Strategist Fund

Semiannual
Report
January 31, 2009

SRTSAN
IU09-01173P-Y01/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Strategist Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

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